Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Revenues	$ 379,975	$ 374,008	$ 343,048
Vessel operating expenses	89,046	84,577	82,374
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Affiliated Entity [Member]
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Revenues	35,068	36,512	38,860
Vessel operating expenses	33,135	30,556	27,428
General and administrative (note 12a and 12b)	$ 15,468	$ 14,919	$ 11,403